Business development	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business development

Note 3 – Business development

Citibank’s Retail Operations

On October 08, 2016, ITAÚ UNIBANCO HOLDING entered, by means of its subsidiaries Itaú Unibanco S.A. (ITAÚ UNIBANCO) and Itaú Corretora de Valores S.A., into a share purchase and sale agreement with Banco Citibank S.A. and with other companies of its conglomerate (CITIBANK) for the acquisition of the retail banking activities carried out by CITIBANK in Brazil, including loans, deposits, credit cards, branches, assets under management and insurance brokerage, as well as the equity investments held by CITIBANK in TECBAN – Tecnologia Bancária S.A. (representing 5.64% of its capital) and in CIBRASEC – Companhia Brasileira de Securitização (representing 3.60% of its capital), for R$ 628.

The operation was structured in three phases:

i.	Acquisition of retail operations, cards and insurance brokerage on October 31, 2017;

ii.	Acquisition of securities brokerage on December 1st, 2017;

iii.	Acquisition of ownership interest in TECBAN and CIBRASEC on December 26, 2017.

The difference between the amount paid and net assets acquired resulted in the recognition of goodwill due to expected future profitability on the acquisition date of R$ 631.

Gestora de Inteligência de Crédito S.A.

On January 21, 2016, o ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, executing a non-binding Memorandum of Understanding with Banco Bradesco S.A., Banco do Brasil S.A., Banco Santander S.A. and Caixa Econômica Federal, aiming at the creation of a credit intelligence bureau that will develop a databank with the purpose of aggregating, reconciling and addressing master file and credit data of individuals and legal entities.

Gestora de Inteligência de Crédito S.A., located in the city of São Paulo, was organized as a corporation, and each of its shareholders will have a 20% interest in its capital.

After compliance with conditions precedent and approval by proper regulatory authorities, the operation was closed on June 14, 2017. Ownership interest acquired will be assessed under the Equity Method.

Banco Itaú BMG Consignado S.A.

On September 29, 2016, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, entered into a purchase and sale agreement with Banco BMG S.A. (BMG) for acquisition of a 40% interest in the capital of Banco Itaú BMG Consignado S.A. (ITAÚ BMG CONSIGNADO), corresponding to BMG’s total interest in ITAÚ BMG CONSIGNADO, for the amount of R$ 1,460, and now holds 100% of ITAÚ BMG CONSIGNADO.

ITAÚ UNIBANCO and BMG will maintain an association by means of the execution of a new commercial agreement for the distribution of payroll loans of ITAÚ BMG CONSIGNADO and its affiliates, on an exclusive basis, through certain distribution channels linked to BMG and its affiliates.

After compliance with conditions precedent and approval by proper regulatory authorities, the transaction was closed on December 28, 2016.

Currently, Itaú Consignado S.A. (current corporate name of ITAÚ BMG CONSIGNADO) is controlled by ITAÚ UNIBANCO HOLDING.

ConectCar Soluções de Mobilidade Eletrônica S.A.

On October 21, 2015, ITAÚ UNIBANCO HOLDING, through its subsidiary Redecard S.A. (REDE), entered into a share purchase and sale commitment with Odebrecht Transport S.A. for the acquisition of 50% of capital stock of ConectCar Soluções de Mobilidade Eletrônica S.A. (CONECTCAR) for the amount of R$ 170.

CONECTCAR, located in Barueri, São Paulo, is an institution engaged in own payment arrangements and a provider of intermediation services for automatic payment of tolls, fuels and parking lots. It was organized in 2012 as the result of a partnership between Odebrecht Transport S.A. and Ipiranga Produtos de Petróleo S.A., a company controlled by Ultrapar Participações S.A., which currently holds the remaining 50% of CONECTCAR’s capital stock.

After compliance with the conditions precedent and approval of proper regulatory authorities, the operation was closed on January 29, 2016. The investment acquired is measured using the equity method (Note 2.4e II).

Recovery do Brasil Consultoria S.A.

At December 31, 2015, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, entered into an agreement for purchase and sale and other covenants with Banco BTG Pactual S.A. (BTG) and with Misben S.A. to acquire 89.08% of interest in the capital stock of Recovery do Brasil Consultoria S.A. (RECOVERY), corresponding to the total interest of the parties in RECOVERY, for R$ 735.

In the same transaction, ITAÚ UNIBANCO HOLDING agreed on the acquisition of approximately 70% of the portfolio of R$ 38 billion in credit rights related to the recovery of portfolios held by BTG, for the amount of R$ 570.

Established in 2000 in Argentina and present in Brazil since 2006, RECOVERY is a market leader in the management of overdue receivables portfolio. RECOVERY’s activities consist in prospecting and assessing portfolios, structuring and managing operations, acting in all segments, from individual to corporate loans, with financial and non-financial institutions, and offering a competitive advantage to its clients.

After the compliance with the conditions precedent and approval by regulatory authorities, the transaction was closed on March 31, 2016.

The difference between the amount paid and the net assets at fair value has given rise to the recognition of goodwill from expected future profitability.

Purchase price	735
(-) Fair value of assets and liabilities identified	(74)
(-) Intangible assets to be amortized	(20)

(=) Goodwill	641

On July 7, 2016, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, acquired from International Finance Corporation, a 6.92% additional interest, for the amount of R$ 59 and now holds 96% of RECOVERY ´s capital.

Itaú CorpBanca

On January 29, 2014, ITAÚ UNIBANCO HOLDING, through its subsidiary Banco Itaú Chile S.A. (BIC), entered into a Transaction Agreement with CorpBanca (CORPBANCA) and its controlling stockholders (CORP GROUP), establishing the terms and conditions of the merger of operations of BIC and CORPBANCA in Chile and in the other jurisdictions in which CORPBANCA operates.

CORPBANCA is a commercial bank headquartered in Chile, which also operates in Colombia and Panama, focused on individuals and large and middle-market companies. In 2015, an accordance with the Chilean Superintendence of Banks, it was one of the largest private banks in Chile, in terms of overall size of loan portfolio, with a market share of 7.1%.

This agreement represents an important step in ITAÚ UNIBANCO HOLDING’s internationalization process.

The merger was approved by the stockholders of CORPBANCA and BIC and by all proper regulatory authorities in Chile, Brazil, Colombia and Panama. As set forth in the amendment to the Transaction Agreement, entered into on June 2, 2015, the parties closed the operation on April 1st, 2016, when they had full conditions for the corporate reorganization process.

The operation was consummated by means of:

i.	Increase in BIC’s capital in the amount of R$ 2,309 concluded on March 22, 2016;
ii.	Merger of BIC into CORPBANCA, with the cancellation of BIC’s shares and issue of new shares by CORPBANCA, at the rate of 80,240 shares of CORPBANCA for one share of BIC, so that interests resulting from the merger, named Itaú CorpBanca, are 33.58% for ITAÚ UNIBANCO HOLDING and 33.13% for CORP GROUP.

The following corporate structure resulted from the transaction:

Ownership interest
ITAÚ UNIBANCO HOLDING	33.58%
CORP GROUP	33.13%
Other non-controlling stockholders	33.29%

The ITAÚ CORPBANCA is controlled as of April 1st, 2016 by ITAÚ UNIBANCO HOLDING. On the same date, ITAU UNIBANCO HOLDING entered into a shareholders’ agreement with CORP GROUP, which sets forth, among others, the right of ITAÚ UNIBANCO HOLDING and CORP GROUP to appoint members for the Board of Directors of ITAÚ CORPBANCA in accordance to their interests in capital stock, and this group of shareholders will have the right to appoint the majority of members of the Board of Directors of ITAÚ CORPBANCA and ITAÚ UNIBANCO HOLDING will be entitled to appoint the majority of members elected by this block. Except for certain strategic matters of ITAÚ CORPBANCA, on which CORP GROUP has the right of veto, the members of the board of directors appointed by CORP GROUP should vote as recommended by ITAÚ UNIBANCO HOLDING.

The fair value of the consideration transferred by ITAÚ UNIBANCO HOLDING due to its interest in ITAÚ CORPBANCA was R$ 10,517, based on the quotation of ITAÚ CORPBANCA’s shares listed on the Santiago Stock Exchange.

The consideration transferred resulted in goodwill for future expected profitability of R$ 6,928. Additionally, a goodwill of R$ 692 was generated in Brazil due to the difference between the equity value of BIC and the equity value of ITAÚ CORPBANCA resulting from the merger. This amount will not be deducted for tax purposes, except in case of disposal or merger of the investment.

The table below summarizes the main assets acquired and liabilities assumed on the acquisition date:

CORPBANCA

Assets	4/1/2016
Cash and deposits on demand	5,869
Interbank deposits	3,712
Securities purchased under agreements to resell	186
Financial assets held for trading	5,684
Derivatives	6,628
Available-for-sale financial assets	7,164
Held-to-maturity financial assets	236
Loan operations and lease operations portfolio, net	75,222
Other financial assets	3,018
Goodwill	888
Fixed assets, net	494
Intangible assets, net	2,603
Tax assets	1,413
Assets held for sale	2
Other assets	1,257

Total assets	114,376

Liabilities and stockholders’ equity	4/1/2016
Deposits	68,387
Securities sold under repurchase agreements	4,052
Derivatives	5,749
Interbank market debt	6,429
Institucional market debt	17,025
Other financial liabilities	1,583
Provisions	140
Tax liabilities	1,341
Other liabilities	2,619

Total liabilities	107,325

Plan net assets	7,051

Non-controlling interests	1,515

Net assets assumed	5,536

Adjustment to fair value of net assets assumed	(1,946)

Net assets assumed at fair value	3,590

In the year after the acquisition, adjustments are made to the amounts presented to reflect any new information obtained on existing facts upon the operation closing, in conformity with IFRS 3 – Business Combinations.

Contingent liabilities have not been recorded due to the acquisition.

ITAÚ UNIBANCO HOLDING, through its subsidiary ITB Holding Brasil Participações Ltda., indirectly acquired the following additional interests in the capital of ITAÚ CORPBANCA:

•	On October 26, 2016 – 10,908,002,836 shares (2.13%) for the amount of R$ 288.1, then holding 35.71%; and

•	On September 15, 2017 – 1,800,000,000 shares (0.35%) for the amount of R$ 55.6, then holding 36.06%.

The possibility of these acquisitions were set forth in ITAÚ CORPBANCA’s shareholders agreement, entered into between ITAÚ UNIBANCO HOLDING and CORP GROUP and affiliated companies on April 1st, 2016.

MaxiPago Serviços de Internet Ltda.

On September 3, 2014, ITAÚ UNIBANCO HOLDING, through its subsidiary REDE entered into a share and purchase agreement with the controlling shareholders of MaxiPago Serviços de Internet Ltda. (MAXIPAGO), a gateway company – network interconnection for mobile electronic payments.

On the same date, subscription and payment of 19,336 shares (33.33%) and acquisition of 24,174 shares (41.67%) were carried out, so that REDE became the holder of 43,510 common shares, representing 75% of total voting capital of MAXIPAGO.

After the compliance with the conditions precedent and approval by proper regulatory authorities, the operation was closed on January 8, 2015.

The difference between the amount paid and net assets at fair value in the recognition of goodwill due to expected future profitability.

Purchase price	15
(-) Fair value of identified assets and liabilities	(4)

(=) Goodwill	11

In the second semester of 2016, ITAÚ UNIBANCO HOLDING, through its subsidiary REDE, increased the capital of MAXIPAGO by 21.98% and acquired additional interest ownership of 3.02%, for of R$ 2, and now holds 100% of MAXIPAGO’s capital stock.